Financial instruments - Fair values and risk management - Schedule of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortized cost
Financial assets at amortized cost	$ 71,929,713	$ 216,453,844
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	223,850
Financial liabilities at amortized cost
Financial liabilities at amortized cost	24,468,363	40,098,772
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	71,929,713	216,453,844
Level 1
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	223,850
Level 2
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0
Level 3
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	0
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	24,468,363	40,098,772
Warrant liabilities
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	223,850	3,574,885
Financial liabilities at amortized cost
Financial liabilities at amortized cost		7,291,133
Warrant liabilities | Level 1
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		3,574,885
Warrant liabilities | Level 2
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Warrant liabilities | Level 3
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss		0
Warrant liabilities | Financial liabilities measured at fair value
Financial liabilities measured at fair value
Financial liabilities at fair value through profit or loss	223,850	3,574,885
Warrant liabilities | Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost		7,291,133
Trade payables
Financial liabilities at amortized cost
Financial liabilities at amortized cost	1,671,019
Trade payables | Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	1,671,019
Accrued expenses and other liabilities
Financial liabilities at amortized cost
Financial liabilities at amortized cost	8,174,815	15,668,734
Accrued expenses and other liabilities | Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	8,174,815	15,668,734
Liabilities for puttable financial instrument
Financial liabilities at amortized cost
Financial liabilities at amortized cost	14,622,529	17,138,905
Liabilities for puttable financial instrument | Financial liabilities at amortized cost
Financial liabilities at amortized cost
Financial liabilities at amortized cost	14,622,529	17,138,905
Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	71,929,713	216,453,844
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	71,929,713	216,453,844
Financial assets at FVTPL
Financial asset measured at fair value
Financial assets at fair value through profit or loss	20,405,264	17,537,608
Financial assets at FVTPL | Level 1
Financial asset measured at fair value
Financial assets at fair value through profit or loss	0	0
Financial assets at FVTPL | Level 2
Financial asset measured at fair value
Financial assets at fair value through profit or loss	0	0
Financial assets at FVTPL | Level 3
Financial asset measured at fair value
Financial assets at fair value through profit or loss	20,405,264	17,537,608
Financial assets at FVTPL | Financial assets at FVTPL
Financial asset measured at fair value
Financial assets at fair value through profit or loss	20,405,264	17,537,608
Trade receivables
Financial assets at amortized cost
Financial assets at amortized cost	4,058,007	41,691,913
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	4,058,007	41,691,913
Trade receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	4,058,007	41,691,913
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	4,058,007	41,691,913
Deposits and other receivables
Financial assets at amortized cost
Financial assets at amortized cost	6,028,021	8,181,576
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	6,028,021	8,181,576
Deposits and other receivables | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	6,028,021	8,181,576
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	6,028,021	8,181,576
Amount due from a related company
Financial assets at amortized cost
Financial assets at amortized cost	5,123
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	5,123
Amount due from a related company | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	5,123
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	5,123
Amounts due from equity-accounted investees
Financial assets at amortized cost
Financial assets at amortized cost	132,114
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	132,114
Amounts due from equity-accounted investees | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	132,114
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	132,114
Short-term deposits
Financial assets at amortized cost
Financial assets at amortized cost	16,000,000	19,920,160
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	16,000,000	19,920,160
Short-term deposits | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	16,000,000	19,920,160
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	16,000,000	19,920,160
Cash and cash equivalents
Financial assets at amortized cost
Financial assets at amortized cost	45,706,448	146,660,195
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	45,706,448	146,660,195
Cash and cash equivalents | Financial assets at amortized cost
Financial assets at amortized cost
Financial assets at amortized cost	45,706,448	146,660,195
ScheduleOfCarryingAmountsAndFairValuesOfFinancialAssetsAndFinancialLiabilitiesTable [Line Items]
Financial assets at amortized cost	$ 45,706,448	$ 146,660,195